Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2020	2019
Trade and unbilled receivables (1)	$1,191,195	$1,038,430
Contract assets (2)	1,343,365	1,039,973
Less – allowance for credit loss (3)	(14,998)	(10,557)
	$2,519,562	$2,067,846